UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03907

                      The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      3435 Stelzer Road, Columbus, OH 43219
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               (Address of principal executive offices) (Zip code)

                     BISYS Fund Services, 3435 Stelzer Road,
                               Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886

Date of fiscal year end: February 28, 2008

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments.


                      The Empire Builder Tax Free Bond Fund
                     Portfolio of Investments - May 31, 2007
                                   (Unaudited)

 Credit                                     Principal    Fair Value
Ratings                                      Amount      (Note 2)
-------                                     ---------    ----------
Municipal Securities (98.4%)
New York City (30.7%)
              New York City, General
              Obligation
                SERIES A
AAA/AAA         5.250%, 11/1/2015,
                (MBIA)                    $  5,000,000 $   5,317,000
                Series B
AAA/AAA         5.250%, 8/1/2017,
                Callable 8/1/2007 @ 101,
                (AMBAC)                        730,000       738,920
AAA/AAA         5.250%, 8/1/2017,
                Prerefunded 8/1/2007 @
                101, (AMBAC)                    20,000        20,249
A1/AAA          5.125%, 8/1/2019,
                Callable 8/1/2010 @ 101,
                (FGIC)                       2,000,000     2,086,660
                Subseries E2(a)
AAA/AAA         3.780%, 8/1/2020, (JP
                Morgan Chase Bank)           2,500,000     2,500,000
                Subseries B-2(a)
AAA/AAA         3.780%, 8/15/2020,
                (Morgan Guaranty Trust)      1,000,000     1,000,000
                Series B
AAA/AAA         5.375%, 8/1/2022,
                Callable 8/1/2007 @ 101,
                (MBIA)                       1,235,000     1,250,129
                Subseries A-7(a)
AAA/AAA         3.740%, 11/1/2024,
                (AMBAC, SPA-Bank of Nova
                Scotia)                      2,200,000     2,200,000
AAA/AAA       New York City, Health &
                Hospitals Corporation,
                Health System Revenue,
                Series A, 5.500%,
                2/15/2018, Callable
                2/15/2012 @ 100, (FSA)       1,000,000     1,066,640
AAA/AAA       New York City, Municipal
                Water Finance
                Authority,  Water &
                Sewer System Revenue,
                Series B, 5.800%,
                6/15/2029, Callable
                6/15/2007 @ 101, (MBIA)      5,000,000     5,052,900
              New York City,
              Transitional Finance
              Authority, Series B
AA2/AAA         5.000%, 11/1/2014, Non
                Callable                     3,590,000     3,841,767
AA2/AAA         5.000%, 11/1/2016, Non
                Callable                     1,500,000     1,620,225
AA2/AAA         5.000%, 11/1/2017,
                Callable 5/1/2017 @ 100      1,305,000     1,408,604
                                                         -----------
Total New York City                                       28,103,094
                                                         -----------

New York State Agencies (41.9%)
New York State Dormitory Authority (41.9%)
              Augustana Lutheran Home
              for the Aged, Series A
AAA/AAA         5.500%, 8/1/2020,
                Callable 8/1/2010 @ 101,
                (FHA/MBIA)                     860,000       903,860
AAA/AAA         5.500%, 8/1/2030,
                Callable 8/1/2010 @ 101,
                (FHA/MBIA)                     750,000       784,388
AAA/AAA       Good Samaritan Medical
                Center, Series A,
                5.625%, 7/1/2012,
                Callable 7/1/2009 @ 101,
                (MBIA)                       1,365,000     1,425,388
AA2/AA        Memorial Sloan-Kettering
                Cancer Center, Series 1,
                5.000%, 7/1/2034,
                Callable 7/1/2013 @ 100      3,000,000     3,094,920
AAA/AAA       Mental Health Services
                Facilities Improvement,
                Series A, 5.000%,
                2/15/2019, Callable
                2/15/2015 @ 100, (AMBAC)     2,500,000     2,638,600
AAA/AAA       New York Medical College,
                5.250%, 7/1/2013,
                Callable 7/1/2008 @ 101,
                (MBIA)                       1,015,000     1,039,502
AAA/AAA       New York University,
                Series 2, 5.500%,
                7/1/2018, Callable
                7/1/2011 @ 100, (AMBAC)        500,000       529,065
              North Shore L I Jewish
              Obligated Group, Series A
A3/             5.000%, 5/1/2032,
                Callable 05/01/2017 @
                100                          1,000,000     1,033,100
A3/             5.000%, 5/1/2037,
                Callable 05/01/2017 @
                100                          3,000,000     3,099,300
              Park Ridge Housing, Inc.
NR/AAA          6.375%, 8/1/2020,
                Callable 8/1/2010 @ 101,
                (AMBAC/FNMA)                 1,000,000     1,077,280
NR/AAA          6.500%, 8/1/2025,
                Callable 8/1/2010 @ 101,
                (AMBAC/FNMA)                 1,470,000     1,588,996
              Rochester Institute of
              Technology, Series A
AAA/NR          5.250%, 7/1/2016,
                Callable 7/1/2012 @ 100,
                (AMBAC)                      2,045,000     2,170,870
AAA/NR          5.250%, 7/1/2017,
                Callable 7/1/2012 @ 100,
                (AMBAC)                      2,155,000     2,288,675
AAA/AAA       School Districts
                Financing, Series C,
                5.250%, 4/1/2021,
                Callable 10/1/2012 @
                100, (MBIA)                  1,300,000     1,375,855
AAA/AAA       Special Acts School
                Districts Program,
                6.000%, 7/1/2019,
                Callable 7/1/2007 @ 100,
                (MBIA)                       3,540,000     3,545,770
NR/AA-        State Supported Debt,
                Department of Education,
                Series A, 5.000%,
                7/1/2018, Callable
                7/1/2016 @ 100               1,000,000     1,062,910
A1/A+         University of Rochester,
                Series A1, 5.000%,
                7/1/2019, Callable
                1/1/2017                     2,305,000     2,449,039
              Upstate Community Colleges
                Series B
AAA/AAA         5.250%, 7/1/2015,
                Callable 7/1/2014 @ 100,
                (FGIC-TCRS)                  3,140,000     3,397,700
                Series A
AAA/AAA         6.000%, 7/1/2019,
                Prerefunded 7/1/2010 @
                101, (FSA)                   1,000,000     1,073,610
AAA/AAA         6.000%, 7/1/2020,
                Prerefunded 7/1/2010 @
                101, (FSA)                     845,000       907,200


          See Accompanying Notes to Schedules of Portfolio Investments

                     The Empire Builder Tax Free Bond Fund
                     Portfolio of Investments - May 31, 2007
                                   (Unaudited)


 Credit                                     Principal    Fair Value
Ratings                                      Amount      (Note 2)
-------                                     ---------    ----------
Municipal Securities -- continued
New York State Agencies -- continued
NR/AAA        Westchester County, Court
                Facilities, 5.250%,
                8/1/2018, Prerefunded
                2/1/2009 @ 101, (MBIA)    $  2,800,000 $   2,896,656
                                                         -----------
Total New York State Agencies                             38,382,684
                                                         -----------
Other New York State Agencies (11.3%)
AAA/AAA       Metropolitan
                Transportation
                Authority, Service
                Contracts, Series A,
                5.000%, 7/1/2030,
                Callable 7/1/12 @ 100,
                (AMBAC)                      2,000,000     2,068,660
AAA/AAA       New York Convention Center
                Development Corp., Hotel
                Unit Fee, Revenue,
                5.000%, 11/15/2044,
                Callable 11/15/2015 @
                100, (AMBAC)                 1,325,000     1,377,695
AAA/AAA       New York State
                Environmental Facilities
                Corp., State Water
                Pollution Control
                Revenue, Revolving Fund,
                Pooled Loan, 5.900%,
                1/15/2018, Callable
                1/15/2007 @ 101, (POL
                CTL-SRF)                       725,000       733,374
A1/AA-        New York State Urban
                Development Corp.,
                Empire State
                Development, University
                Facilities Grants,
                6.000%, 1/1/2009, Non
                Callable                       905,000       935,082
A1/AA-        Port Authority of New York
                & New Jersey, 5.000%,
                9/1/2033, Callable
                9/1/2013 @ 101               5,000,000     5,205,450
                                                         -----------
Total Other New York State Agencies                       10,320,261
                                                         -----------
Other New York State Bonds (14.5%)
A3/NR         Albany Housing Authority,
                Limited Obligation,
                6.250%, 10/1/2012,
                Callable 10/1/2007 @ 100     1,000,000     1,008,150
              Corning, City School
              District, General
              Obligation
AAA/NR          5.000%, 6/15/2012, Non
                Callable, (FSA)              1,000,000     1,053,500
AAA/NR          5.000%, 6/15/2013,
                Callable 6/15/2012 @
                100, (FSA)                     970,000     1,020,537
AAA/NR          5.000%, 6/15/2014,
                Callable 6/15/2012 @
                100, (FSA)                     600,000       630,420
              Evans, General Obligation
AAA/AAA         6.800%, 4/15/2012, Non
                Callable, (AMBAC)              225,000       255,011
AAA/AAA         6.800%, 4/15/2013, Non
                Callable, (AMBAC)              225,000       259,517
AAA/NR        Fayetteville Manlius,
                Central School District,
                General Obligation,
                5.000%, 6/15/2016,
                Callable 6/15/2012 @
                101, (FGIC)                    375,000       396,754
              Ilion, Central School
              District, General
              Obligation, Series B
AAA/NR          5.500%, 6/15/2015,
                Callable 6/15/2012 @
                101, (FGIC)                    550,000       596,448
AAA/NR          5.500%, 6/15/2016,
                Callable 6/15/2012 @
                101, (FGIC)                    500,000       542,700
AAA/AAA       Mount Sinai, Union Free
                School District, General
                Obligation, 6.200%,
                2/15/2012, Non Callable,
                (AMBAC)                      1,065,000     1,172,916
              North Hempstead, General
              Obligation, Series B
AAA/AAA         6.375%, 4/1/2009, Non
                Callable, (FGIC)               570,000       596,693
AAA/AAA         6.400%, 4/1/2010, Non
                Callable, (FGIC)               560,000       599,043
NR/AAA        Oneida County, IDA Civic
                Facilities, Mohawk
                Valley Network, St.
                Luke's Memorial
                Hospital, 5.000%,
                1/1/2013, Callable
                1/1/2008 @ 101, (FSA)        2,000,000     2,032,980
AAA/NR        Oyster Bay, General
                Obligation, 5.000%,
                3/15/2011, Non Callable,
                (FSA)                          430,000       447,974
AAA/NR        Southern Cayuga, Central
                School District, General
                Obligation, 5.000%,
                5/15/2014, Callable
                5/15/2012 @ 100, (FSA)         400,000       420,892
              Suffolk County, General
              Obligation, Series D
AAA/AAA         5.000%, 11/1/2015,
                Callable 11/1/2008 @
                101, (FGIC)                  1,125,000     1,153,474
AAA/AAA         5.000%, 11/1/2016,
                Callable 11/1/2008 @
                101, (FGIC)                  1,110,000     1,137,783
                                                         -----------
Total Other New York State Bonds                          13,324,792
                                                         -----------

Total Municipal Securities (Cost $88,716,003)             90,130,831
                                                         -----------
Short Term Investment (0.1%)(a)
Dreyfus New York Municipal Cash
  Management Fund                            110,000         110,000
                                                         -----------
Total Investments  (Cost $88,826,003) -- 98.5%            90,240,831

Net Other Assets (Liabilities) -- 1.5%                     1,393,075
                                                         -----------

NET ASSETS -- 100.0%                                     $91,633,906
                                                         ===========


(a) Variable or Floating Rate Security. Rate disclosed is as of May 31, 2007.

** Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Corp. (Unaudited)

Moody's    Standard & Poor's

  Aaa             AAA               Instrument judged to be of the highest
                                    quality and carrying the smallest amount of investment risk.

  Aa              AA                Instrument judged to be of high quality by
                                    all standards.

  A               A                 Instrument judged to be of adequate quality
                                    by all standards.

  NR              NR                Not Rated. In the opinion of the Investment
                                    Advisor, instrument judged to be of
                                    comparable investment quality to rated
                                    securities which may be purchased by the fund.

      For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corp.

FGIC Insured as to principal and interest by the Financial Guarantee Insurance Corp.

FHA               Insured as to principal and interest by the Federal Housing
                  Administration

FNMA Insured as to principal and interest by the Federal National Mortgage Association

FSA               Insured as to principal and interest by Financial Security
                  Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

POL CTL-SRF       Insured as to principal and interest by the Pollution Control
                  State Revenue Fund.

SPA               Standby Purchase Agreement

The accompanying notes are an integral part of the portfolio of investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                        Notes to Portfolio of Investments
                                  May 31, 2007
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its schedule of portfolio investments (the "schedule"). The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding assets and liabilities when the schedule is prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

New Accounting Pronouncements

      On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                  May 31, 2007
                                   (Unaudited)

Funds' financial statements has not yet been determined.

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period

Security Transactions and Investment Income

      During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

3. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

4. Federal Income Tax Information:

      As of May 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

                                                                       Net
                                                         Tax        Unrealized
                                      Tax Unrealized  Unrealized   Appreciation
                           Tax Cost    Appreciation  Depreciation (Depreciation)
                         ------------ -------------- ------------ --------------
The Empire Builder Tax
   Free Bond Fund....... $ 88,769,758   $ 1,704,168   $ 233,095    $ 1,471,073

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund

By (Signature and Title)* /s/ Aaron Masek
                          ---------------------------------------
                          Aaron Masek, Treasurer
Date July 30, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Seth M. Glickenhaus
                          ---------------------------------------
                          Seth M. Glickenhaus, President

Date July 30, 2007

By (Signature and Title)* /s/ Aaron Masek
                          ---------------------------------------
                          Aaron Masek, Treasurer

Date July 30, 2007

* Print the name and title of each signing officer under his or her signature.